                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Taconic Offshore Management LLC
Address:      450 Park Avenue, 8th Floor
              New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3100

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein            New York, NY                      May 13, 2003
----------------------            ------------                      ------------

Report Type (Check only one):

[ X]  13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                          --------------------------------------

Form 13F Information Table Entry Total:                    30
                                          --------------------------------------

Form 13F Information Table Value Total:                    45,479
                                          --------------------------------------

                                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE



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                           FORM 13F INFORMATION TABLE

                                                                                      PUT/
                                                             VALUE      SHRS OR  SH/  CA   INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN  LL   DISCRETION  MANAGERS  SOLE   SHRD   NONE
        --------------           --------------     -----   --------    -------  ---  ---  ----------  --------  ----   ----   ----
Aether Sys 6.00% Due 3/22/2005     Note 6% 3/2    00808VAA3    2,217  2,505,109  PRN         Sole                          2,505,109
Aspect Telecommunications             SDCV        045237AE4      130    320,839  PRN         Sole                            320,839
CKE Restaurants Nts                Note 4.25%     12561EAB1    2,518  2,622,857  PRN         Sole                          2,622,857
Dole Food Inc                        Common       256605106    4,941    147,587  SH          Sole             147,587
Dreyers Grand Ice Cream              Common       261878102    6,672     96,252  SH          Sole              96,252
Elan PLC                               RT         G29539148        1    131,897  SH          Sole             131,897
Gucci Grp NY                         Common       401566104    1,388     14,566  SH          Sole              14,566
ITWO 5.25%                         Note 5.25%     465754AF6      257    401,050  PRN         Sole                            401,050
K2 Inc                               Common       482732104      317     41,058  SH          Sole              41,058
Kaiser Aluminum                      Common       483007100        1     28,875  SH          Sole              28,875
Keynote Systems                      Common       493308100      195     20,919  SH          Sole              20,919
Libbey Inc                           Common       529898108      313     12,705  SH          Sole              12,705
Liberate Technology                  Common       530129105       34     16,042  SH          Sole              16,042
Metamor Worldwide                  Note 2.94%     59133PAA8    1,769  4,161,281  PRN         Sole                          4,161,281
Natural MicroSystems Corp       Note 5.000% 10/1  638882AA8      409    641,678  PRN         Sole                            641,678
Northpoint Communications            Common       666610100        1     19,250  SH          Sole              19,250
P&O Princess Cruises                   ADR        693070104      682     25,571  SH          Sole              25,571
Panamerican Beverages                Common       P74823108    1,678     77,387  SH          Sole              77,387
Pharmacia Corp                       Common       71713U102    7,942    183,424  SH          Sole             183,424
Precise Software Solutions           Common       M41450103    2,865    172,258  SH          Sole             172,258
Premiere Technologies            Note 5.75% 7/0   74058FAC6    1,458  1,572,111  PRN         Sole                          1,572,111
Quintiles Transnational              Common       748767100      952     78,253  SH          Sole              78,253
Redback Networks                 Note 5.000% 4/0  757209AB7    1,559  5,518,427  PRN         Sole                          5,518,427
Scios Inc                            Common       808905103      636     14,437  SH          Sole              14,437
SFE 5 6/15/2006                   SB NT CV 5%06   786449AE8    2,172  3,037,381  PRN         Sole                          3,037,381
Taubman Centers Inc                  Common       876664103    2,262    132,829  SH          Sole             132,829
Tellium                              Common       87967E107       43     80,210  SH          Sole              80,210
Terayon Comm Systems             Note 5.00% 8/0   880775AC5      129    182,878  PRN         Sole                            182,878
Tower Automotive                   Note 5.000%    891707AE1      279    320,840  PRN         Sole                            320,840
Turnstone Systems                    Common       900423104    1,659    586,295  SH          Sole             586,295
TOTAL VALUE                                                   45,479